April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Short Duration High Yield Muni Active ETF | SHYM | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 9.5%
Baldwin County Industrial Development Authority, RB AMT
4.30%, 03/01/56(a)	$5,000	$4,900,703
5.00%, 06/01/55(a)	2,500	2,554,139
Black Belt Energy Gas District, RB
5.00%, 05/01/32	4,720	4,731,738
5.00%, 07/01/33	6,165	6,475,381
5.00%, 12/01/34	4,275	4,486,403
5.25%, 05/01/55	2,500	2,593,679
5.25%, 05/01/56	4,500	4,572,922
5.50%, 10/01/54	2,000	2,155,483
Energy Southeast A Cooperative District, RB, 5.25%, 07/01/54	600	640,529
Hoover Industrial Development Board, RB AMT, 5.75%, 10/01/49	3,250	3,328,786
Southeast Alabama Gas Supply District.(The), RB, 5.00%, 08/01/54	1,000	1,065,028
Southeast Energy Authority A Cooperative District, RB
5.00%, 10/01/30	2,500	2,671,747
5.00%, 11/01/35	4,000	4,244,921
5.00%, 01/01/56	6,000	6,143,360
5.50%, 01/01/53	100	106,312
Stadium Trace Village Improvement District.(The), RB, 3.63%, 03/01/36	1,050	963,998
Tuscaloosa County Industrial Development Authority, RB, 5.25%, 05/01/44(a)	175	176,224
		51,811,353
Arizona — 1.7%
Arizona Industrial Development Authority, RB
4.50%, 07/01/29(a)	590	590,051
5.25%, 07/01/37(a)	155	155,520
Glendale Industrial Development Authority, RB, 4.00%, 05/15/28	380	376,743
Industrial Development Authority of the County of Pima.(The), RB, 5.00%, 06/15/49(a)	1,235	1,098,675
Maricopa County Industrial Development Authority, RB
5.50%, 05/01/36	1,000	1,020,034
7.38%, 10/01/29(a)	3,750	3,941,309
Sierra Vista Industrial Development Authority, RB
5.00%, 06/15/34(a)	1,000	1,012,392
5.38%, 06/15/34(a)	400	413,870
5.75%, 06/15/53(a)	160	154,552
6.38%, 06/15/64(a)	500	505,142
		9,268,288
Arkansas — 0.2%
Arkansas Development Finance Authority, RB AMT, 6.88%, 07/01/48(a)	1,000	1,075,661
California — 8.1%
California Community Choice Financing Authority, RB, 5.00%, 01/01/55	4,150	4,245,359
California County Tobacco Securitization Agency, RB
5.00%, 06/01/47	1,370	1,290,933
5.00%, 06/01/49	525	520,709
California Enterprise Development Authority, RB
5.00%, 07/01/50(a)	600	563,624
7.00%, 08/15/26(a)	3,000	3,001,113
California Housing Finance Agency, RB
3.60%, 07/01/56	5,100	5,098,062
5.80%, 04/01/36(a)	1,315	1,304,091
6.85%, 04/01/36(a)	286	283,731
California Infrastructure & Economic Development Bank, RB AMT, 12.00%, 01/01/65(a)	7,465	4,329,700
California Municipal Finance Authority, RB
5.00%, 11/15/39	1,000	1,026,626
Security	Par (000)	Value
California (continued)
5.50%, 06/01/38(a)	$800	$800,217
5.88%, 05/01/59(a)	200	201,917
6.00%, 02/01/38	1,400	1,388,235
6.10%, 12/01/37	1,100	1,103,715
7.10%, 02/01/38	500	494,600
California Municipal Finance Authority, RB AMT
4.00%, 07/15/29	7,200	7,241,450
5.00%, 12/31/38	4,935	5,041,781
California Pollution Control Financing Authority, RB, 5.00%, 07/01/39(a)	500	512,507
California Statewide Communities Development Authority, RB
5.00%, 12/01/41(a)	500	500,253
5.00%, 12/01/46(a)	1,000	1,000,050
California Statewide Financing Authority, RB, 0.00%, 06/01/55(a)(b)	4,250	258,951
CSCDA Community Improvement Authority, RB
4.00%, 07/01/56(a)	250	205,798
4.00%, 07/01/58(a)	100	60,180
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/36(b)	1,205	600,065
Perris Joint Powers Authority, ST
3.38%, 09/01/28	465	461,446
3.75%, 09/01/28	420	416,941
Snowline Joint Unified School District, ST, 3.50%, 09/01/29	545	537,891
Tobacco Securitization Authority of Southern California, RB, 5.00%, 06/01/48	1,000	1,007,078
Upland Community Facilities District ST, 3.50%, 09/01/27	470	467,861
		43,964,884
Colorado — 3.3%
City & County of Denver Colorado, RB AMT, 5.00%, 10/01/32	9,595	9,603,180
Colorado Educational & Cultural Facilities Authority, RB
4.00%, 12/01/30(a)	100	97,665
4.00%, 07/01/31(a)	125	121,265
Colorado Health Facilities Authority, RB
5.00%, 05/15/49	100	79,350
5.25%, 11/01/39	65	70,592
Elbert County Independence Water & Sanitation District, RB, 5.13%, 12/01/33	1,500	1,551,433
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	1,500	1,514,174
Granary Metropolitan District No 9 Special Assessment District No 1, 5.45%, 12/01/44(a)	760	771,728
Independence Metropolitan District No. 3, GOL, 7.13%, 12/15/54	500	497,844
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	397,887
Redtail Ridge Metropolitan District, GOL, 0.00%, 12/01/32(b)	2,193	1,408,005
Riverpark Metropolitan District/Arapahoe County, GOL, 6.38%, 12/01/54	1,000	1,023,346
Wildgrass Metropolitan District, GO, 4.00%, 12/01/34 (BAM)	1,000	985,839
		18,122,308
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 5.38%, 07/01/54	205	194,911
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	450	453,710

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Stamford Housing Authority, RB
4.25%, 10/01/30	$1,500	$1,514,311
5.50%, 10/01/35	800	839,319
		3,002,251
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, 6.88%, 05/01/39(a)	118	119,704
Delaware State Economic Development Authority, RB, 4.00%, 10/01/45	800	800,039
		919,743
District of Columbia — 0.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	6,100	624,691
District of Columbia, RB AMT, 5.50%, 02/28/37	90	103,262
		727,953
Florida — 16.4%
Alachua County Housing Finance Authority, RB, 4.90%, 07/01/29(a)	1,850	1,851,007
Arbor Park Phase 1 Community Development District, 5.75%, 05/01/35	2,000	2,088,096
Ave Maria Stewardship Community District, 4.38%, 05/01/35	565	560,121
Babcock Ranch Community Independent Special District
4.25%, 05/01/32	100	100,696
5.00%, 05/01/42	1,000	1,015,772
Berry Bay II Community Development District, 4.45%, 05/01/31	215	216,089
Boggy Creek Improvement District, 5.13%, 05/01/43	460	460,068
Bradbury Community Development District, 4.38%, 05/01/30	1,620	1,629,629
Brevard County Health Facilities Authority, RB, 4.00%, 11/15/32(a)	150	142,873
Brightshore Community Development District, SA, 5.30%, 05/01/46	1,745	1,715,303
Buckhead Trails Community Development District
4.70%, 05/01/31	625	631,564
5.60%, 05/01/44	145	149,894
Cabot Citrus Farms Community Development District, 5.25%, 03/01/29	495	499,293
Capital Trust Agency, Inc., RB
4.88%, 06/15/56(a)	100	79,263
5.38%, 06/15/48(a)	230	214,499
Capital Trust Authority, RB, 5.00%, 07/01/36(a)	855	869,569
Center Lake Ranch West Community Development District, 4.25%, 05/01/35(a)	400	396,087
City of Pompano Beach Florida, RB, 5.00%, 09/01/39	1,590	1,590,706
Coastal Ridge Community Development District, 4.40%, 05/01/30	2,250	2,268,543
Connerton East Community Development District, 4.25%, 06/15/35	350	349,032
County of Lake Florida, RB, 5.00%, 01/15/39(a)	1,350	1,296,718
County of Miami-Dade Aviation Revenue, RB AMT, 5.00%, 10/01/40	3,500	3,542,066
Crossings Community Development District
4.75%, 05/01/31	230	232,354
5.35%, 05/01/44	865	882,081
Curiosity Creek Community Development District
4.25%, 05/01/30(a)	400	398,934
4.50%, 05/01/35(a)	750	742,199
4.65%, 05/01/31(a)	300	302,328
Cypress Creek Reserve Community Development District, 4.20%, 05/01/30	750	755,166
Cypress Reserve Community Development District, 4.00%, 05/01/30(a)	300	295,499
Security	Par (000)	Value
Florida (continued)
Darby Community Development District, 5.88%, 05/01/35	$100	$104,127
East Ridge Community Development District, SA
4.25%, 05/01/31	900	899,857
4.65%, 05/01/36	1,385	1,384,752
Escambia County Health Facilities Authority, RB, 5.00%, 08/15/40	1,000	1,021,268
Firethorn Community Development District, 4.35%, 05/01/35	890	881,331
Florida Development Finance Corp., RB
6.00%, 06/15/50	400	395,831
Series A, 5.13%, 06/15/55(a)	500	419,036
Florida Development Finance Corp., RB AMT
4.38%, 10/01/54(a)	2,880	2,895,834
12.00%, 07/15/59(a)(c)(d)	2,900	812,000
Florida Housing Finance Corp., RB, 5.00%, 06/01/57	1,955	1,925,168
Florida Local Government Finance Commission, RB, 4.45%, 11/15/31(a)	1,000	1,003,662
Gas Worx Community Development District, 4.63%, 05/01/30(a)	345	350,572
Greater Orlando Aviation Authority, RB AMT
5.25%, 11/01/34	1,250	1,324,293
5.50%, 11/01/36	1,000	1,066,731
Greenbriar Community Development District, 4.80%, 05/01/32	405	410,695
Hammock Oaks Community Development District
4.50%, 05/01/32(a)	670	680,425
5.85%, 05/01/44	90	92,537
Harbor Reserve Community Development District, 4.25%, 05/01/30	940	937,835
Harvest Hills South Community Development District, 4.50%, 05/01/35	375	371,643
Hickory Tree Community Development District, 5.15%, 05/01/44	1,000	1,004,698
Hillcrest Preserve Community Development District, 5.00%, 05/01/44(a)	1,000	998,676
Hyde Park Community Development District No. 1, 5.25%, 05/01/34	1,525	1,552,588
Ibis Landing Community Development District, 4.13%, 06/15/30	200	201,329
KD52 Community Development District No. 1, 4.25%, 05/01/30	2,360	2,336,640
Kings Creek I Community Development District
4.50%, 05/01/30	300	302,881
5.00%, 05/01/36	455	469,194
Kingston One Community Development District, 4.25%, 05/01/30	1,000	1,006,674
Lakes of Sarasota Community Development District, 5.25%, 05/01/34	1,920	1,975,150
Lakes of Sarasota Community Development District 2
5.20%, 05/01/35	3,040	3,102,913
5.85%, 05/01/35	3,175	3,245,663
Lee County Industrial Development Authority, Florida, RB, 4.75%, 11/15/29	250	250,810
Lowery Hills Community Development District, 4.55%, 05/01/32(a)	440	444,224
LTC Ranch West Residential Community Development District, 4.75%, 05/01/31	295	297,365
Madeira Community Development District, 5.00%, 05/01/39	575	613,986
Magnolia Island Community Development District, 5.55%, 05/01/45	750	761,618
Malabar Springs Community Development District, 4.50%, 05/01/31	440	443,315
Mckendree Pointe Community Development District, 4.50%, 05/01/30	400	398,650

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
New York City Transitional Finance Authority Building Aid Revenue, 4.25%, 06/15/35(a)	$200	$198,255
Newfield Community Development District
4.40%, 05/01/30	765	773,027
5.00%, 05/01/35	795	834,190
Normandy Community Development District
4.63%, 05/01/31(a)	2,015	2,026,892
5.30%, 05/01/44(a)	1,490	1,492,904
North-1 Pasco Community Development District, 5.75%, 05/01/44	55	56,955
Palmetto Ridge Community Development District, 4.50%, 05/01/36	710	696,440
Parrish Lakes II Community Development District, 4.25%, 05/01/31	1,165	1,168,015
Parrish Plantation Community Development District, 5.63%, 05/01/44	250	258,845
PBR Community Development District, SA
5.00%, 03/01/48	1,335	1,317,362
5.13%, 03/01/56	1,000	972,019
Pinery Community Development District, 4.50%, 05/01/36	500	490,061
Ranches at Lake Mcleod Community Development District
4.25%, 06/15/30	260	262,299
4.55%, 06/15/35	370	377,585
Reflection Bay Community Development District, 4.50%, 05/01/30	325	328,324
Rustic Oaks Community Development District, 3.20%, 05/01/32	1,000	949,861
Solaeris Community Development District, 4.63%, 05/01/32(a)	1,085	1,092,970
Sugarloaf Community Development District, 4.00%, 12/15/33	545	533,379
Sunrise Community Development District
4.25%, 05/01/30(a)	750	747,184
4.50%, 05/01/35(a)	880	866,398
Three Rivers Community Development District, 4.13%, 05/01/31	1,965	1,941,566
Tradition Community Development District No. 9, 4.35%, 05/01/32	535	545,683
Two Lakes Community Development District, 5.00%, 05/01/44	1,000	1,021,886
Village Community Development District No. 12, 4.00%, 05/01/33	375	375,448
Village Community Development District No. 14, 5.38%, 05/01/42	95	97,888
Village Community Development District No. 16, 4.00%, 05/01/35	2,605	2,600,568
Vivid Shores Community Development District, 4.25%, 05/01/35	500	495,842
Waterset South Community Development District, SA, 4.00%, 05/01/34	1,375	1,337,058
West Villages Improvement District
4.50%, 05/01/31	505	509,177
4.75%, 05/01/32	1,500	1,491,295
4.75%, 05/01/39	1,745	1,747,348
		89,266,144
Georgia — 0.6%
Atlanta Development Authority.(The)
5.00%, 04/01/34(a)	180	184,059
5.50%, 04/01/39(a)	280	286,238
City of Atlanta Water & Wastewater Revenue, RB, 5.00%, 11/01/40	1,400	1,402,005
Development Authority of Cobb County.(The), RB, 5.70%, 06/15/38(a)	275	278,737
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB, 5.00%, 12/01/52	$1,000	$1,041,367
		3,192,406
Idaho — 0.1%
Idaho Housing & Finance Association, RB, 5.00%, 12/01/38(a)	625	625,059
Illinois — 3.5%
Chicago Board of Education, GO
5.00%, 12/01/36	3,000	2,997,970
5.00%, 12/01/46	1,000	919,725
5.00%, 12/01/46	475	437,411
5.00%, 12/01/46	277	255,079
5.00%, 12/01/47	500	451,001
6.00%, 12/01/38	5,000	5,479,611
City of Marion IL Sales Tax Revenue, RB, 6.38%, 06/01/45	330	334,870
County of Cook Illinois, RB, 6.50%, 01/01/45	750	767,413
Illinois Finance Authority, RB
5.00%, 11/01/36	1,250	1,332,074
5.25%, 10/01/39(a)	500	528,443
Illinois State Toll Highway Authority, RB
5.00%, 01/01/37	250	250,316
5.00%, 01/01/38	5,000	5,005,901
		18,759,814
Indiana — 0.2%
City of Valparaiso Indiana, RB AMT, 4.50%, 01/01/34(a)	100	102,047
Indiana Finance Authority, RB
Class A,4.13%, 12/01/26	640	641,440
5.00%, 10/15/35(a)	545	544,552
		1,288,039
Kentucky — 0.4%
City of Henderson Kentucky, RB AMT, 4.70%, 01/01/52(a)	650	602,861
Kentucky Economic Development Finance Authority, RB, 5.25%, 06/01/41	1,000	1,007,361
Kentucky Public Energy Authority, RB, 4.00%, 02/01/50	500	504,959
		2,115,181
Louisiana — 2.8%
Juban Crossing Community Development District, 6.25%, 06/01/34	3,000	3,121,172
Louisiana Public Facilities Authority, RB
5.00%, 06/01/39(a)	1,285	1,276,908
5.00%, 12/15/43(a)	665	655,276
6.50%, 06/01/62(a)	100	86,578
Louisiana Public Facilities Authority, RB AMT, 4.38%, 05/01/53(a)	4,700	4,752,323
Parish of St. James Louisiana, RB, 3.70%, 08/01/41	5,000	5,044,976
		14,937,233
Maine — 0.3%
Finance Authority of Maine, RB, 9.50%, 06/01/32	25	21,281
Finance Authority of Maine, RB AMT
4.63%, 12/01/47(a)	175	182,491
5.00%, 08/01/35(a)	1,000	1,050,629
8.50%, 06/01/32	25	21,284
8.50%, 06/01/35(c)(d)	135	69,698
Maine Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/37(a)	260	246,430
		1,591,813
Maryland — 0.1%
City of Baltimore Maryland, RB
4.00%, 06/01/35(a)	400	394,924
4.50%, 06/01/33	100	102,014

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, 5.50%, 01/01/46	$245	$246,496
		743,434
Michigan — 1.0%
City of Detroit Michigan, GOL, Series B-1, 4.00%, 04/01/44	346	276,516
Flint International Academy, RB, 5.75%, 10/01/37	2,485	2,485,281
Kalamazoo Economic Development Corp., RB, 5.00%, 08/15/36(a)	1,000	1,006,176
Michigan Strategic Fund, RB, 5.00%, 11/15/29	970	1,004,106
Michigan Strategic Fund, RB AMT, 4.00%, 10/01/61	550	550,288
		5,322,367
Minnesota — 0.0%
City of Forest Lake Minnesota, RB, 5.00%, 07/01/56	260	215,715
Missouri — 0.0%
Kansas City Industrial Development Authority, RB, 5.00%, 06/01/46(a)	115	115,842
Montana — 0.9%
City of Forsyth MT, RB AMT, 4.00%, 03/01/31	5,000	4,951,264
Nevada — 0.2%
Sparks Tourism Improvement District No. 1, RB, 3.88%, 06/15/28	1,250	1,254,871
New Hampshire — 4.7%
New Hampshire Business Finance Authority, RB
0.00%, 04/01/32(a)(b)	255	176,634
0.00%, 12/15/33(a)(b)	1,900	1,203,235
0.00%, 12/15/33(a)(b)	2,585	1,489,041
0.00%, 12/15/34(a)(b)	10,000	5,735,612
3.63%, 07/01/43(a)	250	201,378
4.25%, 07/20/41	500	465,572
4.50%, 04/20/43	4,996	4,928,433
5.13%, 01/28/43	1,935	1,948,873
5.38%, 12/15/35(a)	947	947,088
5.75%, 04/28/42	470	483,249
5.88%, 12/15/33(a)	1,277	1,276,354
5.95%, 12/01/31(a)	1,489	1,489,272
6.13%, 12/15/33(a)	1,500	1,500,597
6.50%, 12/01/34(a)	3,000	3,007,327
New Hampshire Business Finance Authority, RB AMT, Class A, AMT, 4.00%, 10/01/33	910	910,885
		25,763,550
New Jersey — 0.2%
Camden County Improvement Authority.(The), RB, 6.00%, 06/15/62	75	76,929
New Jersey Economic Development Authority, RB AMT, 6.38%, 01/01/35(a)	835	875,762
		952,691
New York — 7.1%
Build NYC Resource Corp., RB
5.00%, 07/01/32	245	242,861
5.13%, 07/01/33	175	181,161
5.25%, 06/15/43(a)	500	506,793
5.25%, 06/01/46(a)	1,000	987,938
6.50%, 12/15/45(a)	1,000	1,005,744
Erie Tobacco Asset Securitization Corp., RB, 5.00%, 06/01/38	2,000	1,846,168
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	5,000	5,147,978
New York Liberty Development Corp., RB
5.00%, 11/15/44(a)	500	500,396
5.38%, 11/15/40(a)	550	550,359
Security	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., RB AMT
4.25%, 09/01/50(a)	$1,000	$1,014,163
5.13%, 09/01/50(a)	250	262,897
New York Transportation Development Corp., RB, 5.00%, 12/01/38	500	526,385
New York Transportation Development Corp., RB AMT
3.00%, 08/01/31	1,000	958,897
5.00%, 01/01/30	250	256,791
5.00%, 01/01/34	4,500	4,585,407
5.00%, 10/01/40	2,310	2,370,222
5.00%, 07/01/46	7,000	6,965,678
5.25%, 08/01/31	9,150	9,560,283
Suffolk Regional Off-Track Betting Corp., RB
5.75%, 12/01/44	200	205,720
6.00%, 12/01/53	200	204,474
Westchester County Local Development Corp., RB, 6.00%, 12/01/45(a)	730	749,292
		38,629,607
North Carolina — 0.7%
North Carolina Medical Care Commission, RB
4.00%, 11/01/31	3,000	2,978,530
5.00%, 09/01/34	900	951,800
		3,930,330
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, 4.70%, 07/01/49	750	745,067
Ohio — 1.5%
Cleveland-Cuyahoga County Port Authority, RB, 5.25%, 01/01/34(a)	745	764,678
Hickory Chase Community Authority, RB, 5.00%, 12/01/40(a)	315	323,880
Ohio Air Quality Development Authority, RB AMT, 4.50%, 01/15/48(a)	2,400	2,224,951
Ohio Housing Finance Agency, RB, 4.50%, 09/01/44 (GNMA/FNMA/FHLMC)	4,725	4,704,020
Port of Greater Cincinnati Development Authority, RB, 3.75%, 12/01/31(a)	240	243,634
		8,261,163
Oklahoma — 0.2%
Oklahoma Development Finance Authority, RB, Series A-2, 7.25%, 09/01/51(a)	250	245,242
Tulsa County Industrial Authority, RB
5.00%, 11/15/32	335	339,214
5.00%, 11/15/38	500	500,102
5.25%, 11/15/45	75	75,225
		1,159,783
Oregon — 0.7%
Port of Morrow Oregon, GOL, 5.15%, 10/01/26(a)	3,500	3,500,540
Pennsylvania — 4.8%
Allegheny Community Broadband, Inc., RB, 7.50%, 09/01/35(a)	255	257,502
Allentown Neighborhood Improvement Zone Development Authority, RB
5.00%, 05/01/42(a)	370	383,392
5.25%, 05/01/42(a)	1,000	1,023,350
5.25%, 05/01/42(a)	2,000	2,068,151
5.50%, 05/01/32(a)	1,140	1,226,110
Beaver County Industrial Development Authority, RB, 3.75%, 10/01/47	295	248,529
Berks County Industrial Development Authority ,RB, 5.00%, 05/15/37	2,500	2,507,399
Berks County Municipal Authority.(The), RB, 5.00%, 10/01/39	390	371,602

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/42	$6,475	$6,589,836
Doylestown Hospital Authority, RB
5.00%, 07/01/31(a)	100	105,643
5.38%, 07/01/39(a)	100	109,230
Hospitals & Higher Education Facilities Authority of Philadelphia.(The), RB, 5.00%, 07/01/33	4,870	4,914,299
Lancaster County Hospital Authority, RB, 5.25%, 07/01/41	100	99,363
Pennsylvania Economic Development Financing Authority, RB
5.25%, 12/01/37	230	230,247
5.25%, 12/01/38	130	130,140
Pennsylvania Economic Development Financing Authority, RB AMT
4.00%, 06/01/41	915	915,527
5.25%, 06/30/53	100	100,332
5.45%, 03/01/56(a)	3,000	3,018,977
5.75%, 06/30/48	860	899,816
Pennsylvania Higher Education Assistance Agency, RB AMT
5.00%, 06/01/31	1,000	1,056,104
5.00%, 06/01/51	100	94,983
		26,350,532
Puerto Rico — 3.5%
Children's Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	1,180	57,146
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51(c)(d)	17,244	10,605,385
Commonwealth of Puerto Rico, GO
0.00%, 07/01/33(b)	515	373,114
5.75%, 07/01/31	2,546	2,751,645
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, 5.00%, 07/01/37(a)	1,500	1,553,848
Puerto Rico Electric Power Authority, RB
4.80%, 07/01/29	1,420	1,001,100
5.00%, 07/01/21	192	135,360
5.00%, 07/01/24	1,697	1,196,385
5.00%, 07/01/27(c)(d)	251	176,955
5.00%, 07/01/28	430	303,150
5.25%, 07/01/23(c)(d)	553	389,865
5.25%, 07/01/25(c)(d)	254	179,070
5.25%, 07/01/27(c)(d)	708	499,140
		19,222,163
Rhode Island — 0.2%
Rhode Island Commerce Corp., RB, 5.00%, 07/01/37	1,110	1,112,775
Tobacco Settlement Financing Corp., RB, 5.00%, 06/01/50	60	59,700
		1,172,475
South Carolina — 0.6%
City of Goose Creek South Carolina, 5.00%, 10/01/35(a)	405	420,811
City of Hardeeville South Carolina, 4.00%, 05/01/52(a)	100	76,424
Patriots Energy Group Financing Agency, RB, 5.25%, 10/01/54	160	171,546
South Carolina Jobs-Economic Development Authority, RB
5.00%, 10/01/35	1,000	1,039,912
5.00%, 04/01/36	1,270	1,375,141
7.50%, 08/15/62(a)	25	22,368
		3,106,202
Tennessee — 0.7%
Bartlett Industrial Development Board, TA, 6.20%, 07/01/49(a)	3,000	3,043,747
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.00%, 10/01/37	$345	$348,189
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.00%, 06/01/43(a)(b)	95	42,712
Tennergy Corp. Tennessee, RB, 5.50%, 10/01/53	500	531,329
		3,965,977
Texas — 8.9%
Angelina & Neches River Authority, RB AMT, Series A, Class A,7.50%, 12/01/45(a)(c)(d)	100	5,000
Arlington Higher Education Finance Corp., RB
5.75%, 08/15/62	250	130,000
7.88%, 11/01/62(a)(c)(d)	25	15,000
Bexar County Health Facilities Development Corp., RB, 5.00%, 07/15/26	110	110,156
City of Anna TX, 4.25%, 09/15/35	810	815,771
City of Anna TX, SA, 5.35%, 09/15/46(a)	1,000	998,448
City of Buda Texas
5.00%, 09/01/33(a)	100	101,640
5.75%, 09/01/33(a)	640	648,175
City of Celina Texas
4.35%, 09/01/30(a)	205	206,009
4.50%, 09/01/30(a)	1,435	1,446,260
4.50%, 09/01/31(a)	2,000	2,024,802
4.60%, 09/01/35(a)	333	337,206
City of Corpus Christi Texas
5.38%, 09/15/31	100	103,387
6.13%, 09/15/44	100	101,563
6.50%, 09/15/54	103	103,364
City of Crandall, TX, 4.25%, 09/15/35(a)	918	917,769
City of Ennis Texas, 4.13%, 09/15/35(a)	650	648,087
City of Friendswood Texas, 7.00%, 09/15/54	303	305,382
City of Houston Airport System Revenue, RB AMT
5.50%, 07/15/35	2,000	2,161,506
5.50%, 07/15/38	200	212,960
City of Lavon TX, 5.00%, 09/15/35	600	601,055
City of Lowry Crossing Texas, 4.25%, 09/15/30(a)	200	202,273
City of Marble Falls Texas, 6.38%, 09/01/44(a)	500	500,083
City of Oak Point Texas, 4.70%, 09/15/31(a)	200	201,359
City of Pilot Point Texas, 6.13%, 09/15/45(a)	240	251,849
City of Pilot Point TX, SA, 4.50%, 09/15/36	1,592	1,552,218
City of Princeton Texas
4.25%, 09/01/30(a)	300	302,490
4.38%, 09/01/31(a)	50	50,210
5.00%, 09/01/44(a)	50	50,375
5.13%, 09/01/44(a)	75	75,338
City of Princeton TX, 4.13%, 09/01/35(a)	728	728,580
City of Seagoville Texas, 4.25%, 09/15/30(a)	532	537,165
Clifton Higher Education Finance Corp., RB, 5.00%, 06/15/34(a)	200	197,710
Club Municipal Management District No. 1, 4.38%, 09/01/31(a)	1,500	1,513,272
County of Denton Texas
4.63%, 12/31/31(a)	1,825	1,854,694
4.75%, 12/31/30(a)	650	648,375
5.00%, 12/31/35(a)	1,000	1,023,548
5.25%, 12/31/44(a)	1,000	1,015,106
County of Hays TX, 4.50%, 09/15/35(a)	700	701,662
County of Medina TX, SA, 5.45%, 09/01/46	600	601,018
Mesquite Housing Finance Corp.(The), RB, 4.53%, 02/01/44 (FNMA)	1,000	1,004,223
Mission Economic Development Corp., RB AMT, 4.63%, 10/01/31(a)	3,400	3,408,220

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB
5.00%, 08/15/50(a)	$1,000	$857,119
5.00%, 08/15/51(a)	1,000	917,148
5.50%, 10/01/35	750	784,064
New Hope Higher Education Finance Corp., RB, Series A, 5.00%, 06/15/30(a)	250	231,719
Newark Higher Education Finance Corp., RB, 5.00%, 08/15/37	3,835	3,771,284
Port Arthur Housing Authority, RB, 7.50%, 10/01/36(a)	2,625	2,561,761
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(a)	2,300	2,093,135
Port of Beaumont Navigation District, RB, 10.00%, 07/01/26(a)	6,000	6,002,474
Port of Beaumont Navigation District, RB AMT
4.00%, 01/01/50(a)	1,810	1,381,126
5.25%, 01/01/54(a)	600	545,228
Town of Trophy Club Public Improvement District No. 1, 5.00%, 09/01/30	1,000	1,055,145
		48,613,511
Utah — 1.3%
Mida Mountain Village Public Infrastructure District
5.00%, 06/01/35(a)(e)	500	401,106
5.50%, 06/15/39(a)	2,250	2,317,398
Utah Charter School Finance Authority, RB
3.25%, 06/15/31(a)	915	846,030
5.00%, 06/15/40(a)	1,450	1,435,423
5.00%, 10/15/44 (UT CSCE)	500	499,998
5.25%, 06/15/32(a)	730	746,184
5.25%, 06/15/37(a)	790	774,296
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	57,826
5.50%, 10/15/48	50	51,290
		7,129,551
Vermont — 1.0%
East Central Vermont Telecommunications District, RB, 4.50%, 12/01/44(a)	100	84,225
Vermont Economic Development Authority, RB AMT, 5.00%, 06/01/52(a)	5,000	5,049,162
		5,133,387
Virginia — 0.3%
Tobacco Settlement Financing Corp., RB, Series B1, 5.00%, 06/01/47	1,550	1,296,725
Virginia Beach Development Authority, RB, 5.38%, 09/01/29	100	100,551
		1,397,276
Washington — 1.1%
County of King Sewer Revenue, RB, 4.00%, 07/01/39	500	499,970
Washington Economic Development Finance Authority, RB AMT, 5.88%, 12/01/45	1,200	1,218,386
Washington State Housing Finance Commission, RB
3.38%, 04/20/37	974	910,455
3.95%, 07/01/29(a)	295	295,025
4.75%, 01/01/34(a)	945	941,190
4.88%, 01/01/36	1,000	1,000,015
5.50%, 01/01/44(a)	1,000	1,001,528
		5,866,569
Wisconsin — 4.8%
Public Finance Authority, 5.00%, 06/01/41(a)	4,000	4,017,619
Public Finance Authority, RB
0.00%, 12/15/32(a)(b)	1,299	859,503
0.00%, 12/15/36(a)(b)	6,000	3,053,636
0.00%, 12/15/37(a)(b)	1,438	710,854
0.00%, 12/15/38(a)(b)	365	168,165
Security	Par (000)	Value
Wisconsin (continued)
3.63%, 06/15/63	$925	$920,286
5.00%, 06/15/29(a)	285	285,962
5.00%, 07/15/30(a)	294	293,887
5.00%, 06/15/31(a)	315	314,948
5.00%, 12/01/34(a)	4,870	5,079,026
5.00%, 12/15/34(a)	800	817,093
5.00%, 06/15/56(a)	25	21,069
5.25%, 12/01/51(a)(c)(d)	65	41,733
5.50%, 11/15/32(a)	1,912	1,912,819
5.50%, 12/15/32(a)	2,194	2,193,887
5.75%, 12/15/33(a)	1,870	1,868,185
7.50%, 07/01/59(a)	1,000	1,105,586
7.75%, 07/01/43(a)	310	260,461
Series A, 5.00%, 06/15/55(a)	500	394,812
Public Finance Authority, RB AMT, 5.50%, 07/01/44	1,750	1,807,776
		26,127,307
Total Municipal Debt Obligations — 92.6% (Cost: $509,165,430)		504,299,304
	Shares
Common Stocks
Building Products — 0.0%
Timberhp by Go Lab, Inc., NVS(f)	15,027	28,100
Total Common Stocks — 0.0% (Cost $25)		28,100
Warrants
Internet Infrastructure Software — 0.0%
Brightline West (Expires 11/26/35, Strike Price USD 5.00)(f)	62,176	108,808
Total Warrants — 0.0% (Cost $0)		108,808
Total Long-Term Investments — 92.6% (Cost: $509,165,455)		504,436,212
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Liquidity Funds: MuniCash, 3.31%(g)(h)	30,207,403	30,210,423
Total Short-Term Securities — 5.5% (Cost: $30,210,335)		30,210,423
Total Investments — 98.1% (Cost: $539,375,790)		534,646,635
Other Assets Less Liabilities — 1.9%		10,353,025
Net Assets — 100.0%		$544,999,660

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Short Duration High Yield Muni Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$45,910,228	$—	$(15,699,804)(a)	$—	$(1)	$30,210,423	30,207,403	$558,677	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$504,299,304	$—	$504,299,304
Common Stocks	—	—	28,100	28,100
Warrants	—	—	108,808	108,808
Short-Term Securities
Money Market Funds	30,210,423	—	—	30,210,423
	$30,210,423	$504,299,304	$136,908	$534,646,635

Portfolio Abbreviation
BAM	Build America Mutual Assurance Co.
GO	General Obligation
GOL	General Obligation Limited
MT	Mandatory Tender
NVS	Non-Voting Shares

PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
ST	Special Tax
TA	Tax Allocation